UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 63.1%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$720,732

Total Albania			$720,732

Argentina — 0.0%(2)

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(3)	USD	901	$288,310

Republic of Argentina, 6.625%, 7/6/28	USD	523	132,057

Republic of Argentina, 6.875%, 1/11/48	USD	376	88,834

Total Argentina			$509,201

Belarus — 0.0%(2)

Republic of Belarus, 6.875%, 2/28/23(1)	USD	564	$553,699

Total Belarus			$553,699

Bosnia and Herzegovina — 0.2%

Republic of Srpska, 1.50%, 6/30/23	BAM	130	$72,454

Republic of Srpska, 1.50%, 10/30/23	BAM	354	197,712

Republic of Srpska, 1.50%, 12/15/23	BAM	19	10,750

Republic of Srpska, 1.50%, 5/31/25	BAM	3,337	1,853,011

Republic of Srpska, 1.50%, 6/9/25	BAM	320	177,154

Republic of Srpska, 1.50%, 12/24/25	BAM	349	192,566

Republic of Srpska, 1.50%, 9/25/26	BAM	253	140,960

Republic of Srpska, 1.50%, 9/26/27	BAM	88	48,253

Total Bosnia and Herzegovina			$2,692,860

Brazil — 0.5%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$986,348

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	4,715,501

Total Brazil			$5,701,849

Colombia — 0.2%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,630,549

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,049,319

Total Colombia			$2,679,868

Costa Rica — 0.0%(2)

Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	66,362	$105,606

Total Costa Rica			$105,606

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 0.1%

Dominican Republic, 7.50%, 5/6/21(1)	USD	567	$565,256

Total Dominican Republic			$565,256

Fiji — 0.7%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,832,034

Total Fiji			$7,832,034

Georgia — 1.6%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$8,648,418

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,437,032

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	1,800,417

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	946,471

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	13,205	4,136,569

Republic of Georgia, 6.875%, 4/12/21(1)	USD	570	574,734

Total Georgia			$17,543,641

Indonesia — 6.6%

Indonesia Government Bond, 7.375%, 5/15/48	IDR	72,833,000	$4,463,500

Indonesia Government Bond, 7.50%, 8/15/32	IDR	40,753,000	2,593,672

Indonesia Government Bond, 7.50%, 5/15/38	IDR	667,200,000	42,162,555

Indonesia Government Bond, 7.50%, 4/15/40	IDR	122,023,000	7,780,761

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	782,856

Indonesia Government Bond, 8.25%, 5/15/36	IDR	242,576,000	16,470,706

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	423,654

Total Indonesia			$74,677,704

Macedonia — 0.5%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,637,343

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	3,890,023

Total Macedonia			$5,527,366

Malaysia — 2.8%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$20,101,104

Malaysia Government Bond, 3.828%, 7/5/34	MYR	28,100	7,065,205

Malaysia Government Bond, 4.254%, 5/31/35	MYR	17,800	4,590,123

Total Malaysia			$31,756,432

Mexico — 2.0%

Mexican Bonos, 7.75%, 11/13/42	MXN	230,000	$9,500,515

Mexican Bonos, 8.50%, 5/31/29	MXN	224,000	10,501,539

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,635,921

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,148,233

Total Mexico			$22,786,208

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(1)	USD	600	$577,944

Total Oman			$577,944

Paraguay — 0.1%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$593,056

Total Paraguay			$593,056

Peru — 3.5%

Peru Government Bond, 5.94%, 2/12/29(1)(5)	PEN	40,967	$13,695,228

Peru Government Bond, 6.15%, 8/12/32(1)(5)	PEN	8,222	2,706,712

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,356,978

Peru Government Bond, 6.85%, 2/12/42	PEN	19,284	6,437,111

Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	13,922,835

Peru Government Bond, 6.95%, 8/12/31	PEN	3,915	1,377,048

Total Peru			$39,495,912

Romania — 1.9%

Romanian Government International Bond, 4.375%, 8/22/23(1)	USD	20,528	$21,386,994

Total Romania			$21,386,994

Russia — 3.5%

Russia Government Bond, 2.50%, 2/2/28(4)	RUB	1,999,465	$26,831,909

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	11,949,595

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	470,447

Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	130,610

Total Russia			$39,382,561

Serbia — 11.2%

Republic of Serbia, 7.25%, 9/28/21(1)	USD	5,240	$5,500,638

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	71,448,722

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,076,640	31,734,888

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	17,182,273

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	32,290	396,154

Total Serbia			$126,262,675

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,179	$887,186

Total Seychelles			$887,186

Security		Principal Amount (000’s omitted)	Value

South Africa — 4.3%

Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$4,301,615

Republic of South Africa, 8.50%, 1/31/37	ZAR	417,200	17,541,735

Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	16,701,351

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	9,373,100

Total South Africa			$47,917,801

Thailand — 4.9%

Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	936,458	$25,862,732

Thailand Government Bond, 3.30%, 6/17/38	THB	536,751	21,190,484

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,022,952

Total Thailand			$55,076,168

Turkey — 4.0%

Republic of Turkey, 5.125%, 3/25/22	USD	540	$535,275

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	9,260,761

Turkey Government Bond, 8.50%, 9/14/22	TRY	110,415	15,584,004

Turkey Government Bond, 10.50%, 8/11/27	TRY	60,000	8,240,933

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,382,274

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,504,238

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	6,072,047

Total Turkey			$44,579,532

Ukraine — 14.2%

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	28,546	$863,333

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	22,366,772

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	57,092	1,982,907

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	231,604	8,627,689

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	1,974,269	77,865,609

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	184,700	7,175,193

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,089,839	41,399,337

Total Ukraine			$160,280,840

Total Foreign Government Bonds (identified cost $762,272,772)			$710,093,125

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 1.6%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(2)

Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$180,340

Total Colombia			$180,340

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,405,812

Total Indonesia			$1,405,812

Mexico — 0.1%

Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	$343,136

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	235,664

Total Mexico			$578,800

Peru — 1.4%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,168,390

Telefonica del Peru SAA, 7.375%, 4/10/27(5)	PEN	24,500	7,832,016

Total Peru			$16,000,406

Total Foreign Corporate Bonds (identified cost $18,593,635)			$18,165,358

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(6)(7)		$800	$771,143

Total Ethiopia			$771,143

Total Sovereign Loans (identified cost $784,931)			$771,143

Short-Term Investments — 24.6%

Foreign Government Securities — 3.4%
Security		Principal Amount (000’s omitted)	Value

Georgia — 1.4%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,090	$340,085

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	1,602	499,598

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	1,990	617,402

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,029	318,466

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	716	221,564

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	1,411	436,482

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,721	532,271

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,536	475,152

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	3,083	953,390

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	4,083	1,261,222

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,437	1,061,369

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,930	600,283

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	2,900	900,928

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,858	883,907

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,313	1,022,889

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	5,104	1,568,718

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	5,888	1,726,991

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	9,360	2,726,272

Total Georgia			$16,146,989

Uruguay — 2.0%

Uruguay Monetary Regulation Bill, 0.00%, 7/31/20	UYU	83,005	$1,910,829

Uruguay Monetary Regulation Bill, 0.00%, 12/18/20	UYU	337,685	7,411,937

Uruguay Monetary Regulation Bill, 0.00%, 2/5/21	UYU	102,951	2,219,369

Uruguay Monetary Regulation Bill, 0.00%, 2/19/21	UYU	168,465	3,612,605

Uruguay Monetary Regulation Bill, 0.00%, 7/21/21	UYU	355,650	7,222,990

Total Uruguay			$22,377,730

Total Foreign Government Securities (identified cost $41,375,427)			$38,524,719

U.S. Treasury Obligations — 2.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20(8)		$22,550	$22,548,904

Total U.S. Treasury Obligations (identified cost $22,548,478)			$22,548,904

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Other — 19.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(9)	215,436,722	$215,436,722

Total Other (identified cost $215,378,232)		$215,436,722

Total Short-Term Investments (identified cost $279,302,137)		$276,510,345

Total Investments — 89.4% (identified cost $1,060,953,475)		$1,005,539,971

Other Assets, Less Liabilities — 10.6%		$118,748,225

Net Assets — 100.0%		$1,124,288,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $96,738,853 or 8.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $24,577,092 or 2.2% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	8,960,000	USD	1,628,203	5/5/20	$19,492

BRL	8,960,000	USD	1,651,004	5/5/20	(3,309)

BRL	13,036,000	USD	2,468,005	5/5/20	(70,756)

BRL	470,399,081	USD	86,677,553	5/5/20	(173,741)

BRL	457,363,081	USD	88,689,539	5/5/20	(4,582,975)

USD	84,275,489	BRL	457,363,081	5/5/20	168,926

USD	1,737,478	BRL	8,960,000	5/5/20	89,783

USD	2,402,064	BRL	13,036,000	5/5/20	4,815

USD	1,651,004	BRL	8,960,000	5/5/20	3,309

USD	85,480,480	BRL	470,399,081	5/5/20	(1,023,332)

CLP	10,458,865,484	USD	13,341,581	5/7/20	(813,400)

CLP	26,088,486,000	USD	33,519,833	5/7/20	(2,269,668)

PEN	9,219,741	USD	2,590,251	5/7/20	140,749

PEN	4,609,329	USD	1,294,937	5/7/20	70,403

PEN	4,562,219	USD	1,281,666	5/7/20	69,719

PEN	12,650,000	USD	3,755,381	5/7/20	(8,295)

PEN	70,566,876	USD	20,949,050	5/7/20	(46,274)

USD	13,438,090	CLP	10,458,865,484	5/7/20	909,909

USD	1,801,038	CLP	1,547,037,500	5/7/20	(52,085)

USD	2,051,967	CLP	1,777,860,020	5/7/20	(77,648)

USD	4,241,720	CLP	3,650,000,000	5/7/20	(130,443)

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	12,144,017	PEN	40,907,122	5/7/20	$26,825

USD	9,245,540	PEN	31,143,600	5/7/20	20,422

USD	179,255	PEN	609,826	5/7/20	(1,383)

USD	1,292,887	PEN	4,423,096	5/7/20	(17,288)

USD	7,074,952	PEN	24,023,000	5/7/20	(40,956)

USD	2,513,127	PEN	8,693,660	5/7/20	(62,042)

USD	10,716,186	PEN	36,930,120	5/7/20	(222,969)

EUR	4,823,940	USD	5,240,875	5/8/20	45,706

EUR	479,000	USD	521,538	5/8/20	3,401

PHP	158,172,000	USD	3,102,324	5/8/20	34,528

RUB	5,542,139,159	USD	73,025,696	5/8/20	1,628,775

RUB	85,600,000	USD	1,136,484	5/8/20	16,576

RUB	528,503,000	USD	7,178,797	5/8/20	(59,684)

RUB	618,821,320	USD	8,405,614	5/8/20	(69,884)

USD	29,378,701	EUR	26,327,360	5/8/20	526,408

USD	28,762,021	EUR	25,774,730	5/8/20	515,358

USD	25,565,854	EUR	22,910,524	5/8/20	458,089

USD	9,788,255	EUR	8,844,063	5/8/20	96,000

USD	1,552,601	EUR	1,394,111	5/8/20	24,787

USD	784,897	EUR	703,376	5/8/20	14,064

USD	7,529,053	EUR	6,914,969	5/8/20	(49,098)

USD	8,393,544	EUR	7,708,951	5/8/20	(54,736)

USD	6,921,900	EUR	6,371,232	5/8/20	(60,367)

USD	76,443,075	RUB	5,627,739,159	5/8/20	635,543

USD	6,963,791	RUB	528,503,000	5/8/20	(155,321)

USD	8,153,866	RUB	618,821,320	5/8/20	(181,865)

MXN	236,697,312	USD	9,747,249	5/12/20	61,965

MXN	33,619,446	USD	1,384,456	5/12/20	8,801

MXN	1,900,216,611	USD	99,977,198	5/12/20	(21,228,390)

USD	7,815,070	MXN	148,537,123	5/12/20	1,659,392

USD	8,963,460	MXN	217,664,175	5/12/20	(56,983)

IDR	516,837,866,309	USD	31,639,906	5/18/20	2,788,113

IDR	89,500,000,000	USD	5,358,640	5/18/20	603,206

IDR	84,535,600,000	USD	6,002,244	5/18/20	(371,090)

USD	6,128,877	IDR	84,535,600,000	5/18/20	497,724

USD	6,014,163	IDR	82,953,355,000	5/18/20	488,408

USD	256,067	IDR	4,182,856,036	5/18/20	(22,565)

USD	4,381,798	IDR	73,184,783,390	5/18/20	(493,246)

USD	13,714,134	IDR	224,020,378,018	5/18/20	(1,208,491)

INR	965,895,600	USD	13,393,359	5/22/20	(589,017)

INR	1,275,850,000	USD	17,688,815	5/22/20	(775,578)

USD	8,282,472	INR	639,030,000	5/22/20	(188,794)

USD	8,823,510	INR	681,025,000	5/22/20	(204,461)

USD	11,961,464	INR	921,690,600	5/22/20	(256,878)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

ZAR	15,563,000	USD	848,642	5/26/20	$(10,956)

ZAR	829,000	USD	56,375	5/26/20	(11,753)

ZAR	300,000,000	USD	16,358,848	5/26/20	(211,193)

BRL	470,399,081	USD	85,292,938	6/2/20	1,001,898

USD	1,624,631	BRL	8,960,000	6/2/20	(19,084)

USD	363,704	PHP	18,698,000	6/2/20	(6,270)

CZK	1,258,637,322	USD	55,388,627	6/17/20	(4,465,874)

PLN	15,000,000	USD	3,904,145	6/17/20	(289,707)

PLN	174,277,255	USD	45,360,250	6/17/20	(3,365,956)

COP	270,976,100,000	USD	66,099,793	7/1/20	2,009,496

MXN	171,776,000	USD	7,032,075	7/1/20	31,652

MXN	193,571,000	USD	7,939,355	7/1/20	20,620

EUR	145,173,818	USD	156,887,893	7/6/20	2,402,566

EUR	2,240,396	USD	2,471,045	7/6/20	(12,794)

EUR	29,000,000	USD	31,881,730	7/6/20	(61,782)

USD	40,394,657	EUR	36,275,567	7/6/20	591,670

USD	49,798,921	EUR	44,154,634	7/17/20	1,339,057

USD	968,600	EUR	858,817	7/17/20	26,045

RUB	5,627,739,159	USD	75,540,123	7/30/20	(879,122)

USD	8,306,326	RUB	618,821,320	7/30/20	96,667

USD	7,094,000	RUB	528,503,000	7/30/20	82,559

USD	17,767,374	ZAR	300,320,140	8/19/20	1,728,722

USD	12,523,295	ZAR	211,680,000	8/19/20	1,218,486

USD	7,276,454	ZAR	126,725,999	8/19/20	508,629

USD	4,540,391	ZAR	79,075,000	8/19/20	317,377

ZAR	549,489,000	USD	31,550,997	8/19/20	(2,205,437)

USD	12,363,697	ZAR	234,773,000	9/17/20	(141,715)

USD	34,110,544	ZAR	647,721,712	9/17/20	(390,981)

ZAR	633,305,000	USD	33,351,326	9/17/20	382,279

					$(24,306,717)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	19,653,960	HUF	6,983,052,000	BNP Paribas	5/4/20	$—	$(171,393)

EUR	11,981,935	HUF	4,351,000,000	BNP Paribas	5/4/20	—	(396,156)

HUF	6,735,152,000	EUR	18,547,495	BNP Paribas	5/4/20	613,231	—

HUF	4,351,000,000	EUR	12,245,989	BNP Paribas	5/4/20	106,792	—

HUF	247,900,000	EUR	704,311	JPMorgan Chase Bank, N.A.	5/4/20	—	(1,138)

EUR	8,302,053	HUF	2,927,968,000	BNP Paribas	5/5/20	—	(4,777)

EUR	7,294,350	HUF	2,575,562,000	BNP Paribas	5/5/20	—	(13,495)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	12,405,641	PLN	56,303,000	BNP Paribas	5/5/20	$23,804	$—

EUR	1,548,649	RON	7,500,000	Goldman Sachs International	5/5/20	—	(1,379)

EUR	10,000,000	USD	10,862,980	UBS AG	5/5/20	95,516	—

HUF	15,875,000	EUR	45,004	Citibank, N.A.	5/5/20	36	—

HUF	4,396,100,000	EUR	12,454,150	Standard Chartered Bank	5/5/20	18,887	—

HUF	1,091,555,000	EUR	3,090,198	UBS AG	5/5/20	7,075	—

PLN	3,480,000	EUR	767,740	Standard Chartered Bank	5/5/20	—	(2,530)

PLN	25,227,000	EUR	5,551,543	Standard Chartered Bank	5/5/20	—	(3,102)

PLN	27,596,000	EUR	6,083,159	UBS AG	5/5/20	—	(14,665)

RON	167,000	EUR	34,489	Citibank, N.A.	5/5/20	24	—

RON	7,333,000	EUR	1,514,458	Standard Chartered Bank	5/5/20	1,029	—

USD	10,921,790	EUR	10,000,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(36,706)

USD	12,028,789	ZAR	219,210,000	Goldman Sachs International	5/5/20	202,294	—

USD	16,394,834	ZAR	300,000,000	Standard Chartered Bank	5/5/20	209,677	—

USD	993,190	ZAR	18,000,000	Standard Chartered Bank	5/5/20	22,081	—

USD	850,509	ZAR	15,563,000	Standard Chartered Bank	5/5/20	10,877	—

ZAR	633,000	USD	35,038	Bank of America, N.A.	5/5/20	—	(888)

ZAR	860,000	USD	47,603	Bank of America, N.A.	5/5/20	—	(1,206)

ZAR	234,140,000	USD	12,943,209	Standard Chartered Bank	5/5/20	—	(311,232)

ZAR	317,140,000	USD	17,531,431	Standard Chartered Bank	5/5/20	—	(421,561)

USD	5,752,572	UAH	158,771,000	Bank of America, N.A.	5/6/20	—	(130,671)

THB	98,250,000	USD	3,006,702	Standard Chartered Bank	5/18/20	29,982	—

THB	50,620,000	USD	1,562,756	Standard Chartered Bank	5/18/20	1,793	—

THB	940,081,000	USD	29,758,816	Standard Chartered Bank	5/18/20	—	(703,050)

USD	14,100,510	THB	445,435,098	Standard Chartered Bank	5/18/20	333,124	—

USD	3,247,327	THB	106,138,870	Standard Chartered Bank	5/18/20	—	(33,184)

USD	3,245,633	THB	106,132,185	Standard Chartered Bank	5/18/20	—	(34,672)

USD	1,848,365	THB	61,079,214	Standard Chartered Bank	5/18/20	—	(39,455)

USD	3,545,843	THB	116,262,044	Standard Chartered Bank	5/18/20	—	(47,552)

COP	29,346,000,000	USD	7,270,700	Bank of America, N.A.	5/19/20	131,889	—

USD	9,505,347	COP	39,689,669,414	Bank of America, N.A.	5/19/20	—	(506,455)

RON	142,280,000	EUR	29,201,970	Goldman Sachs International	5/22/20	134,315	—

RON	7,500,000	EUR	1,545,283	Goldman Sachs International	5/22/20	546	—

IDR	41,216,286,885	USD	2,605,349	Standard Chartered Bank	5/27/20	122,930	—

IDR	11,668,997,564	USD	738,182	Standard Chartered Bank	5/27/20	34,238	—

USD	3,103,896	ZAR	59,210,000	Citibank, N.A.	5/27/20	—	(82,783)

USD	8,605,389	ZAR	160,000,000	Goldman Sachs International	5/27/20	—	(5,803)

USD	1,167,035	ZAR	18,000,000	Standard Chartered Bank	5/27/20	198,276	—

ZAR	219,210,000	USD	12,000,343	Goldman Sachs International	5/27/20	—	(202,471)

ZAR	18,000,000	USD	990,866	Standard Chartered Bank	5/27/20	—	(22,107)

USD	879,807	TRY	6,200,000	Standard Chartered Bank	5/29/20	—	(2,614)

USD	10,869,150	EUR	10,000,000	UBS AG	6/2/20	—	(95,196)

THB	95,990,989	USD	3,058,499	Standard Chartered Bank	6/8/20	—	(91,694)

USD	1,087,922	THB	34,144,420	Standard Chartered Bank	6/8/20	32,616	—

USD	4,622,729	UAH	129,760,000	Goldman Sachs International	6/9/20	—	(112,996)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	4,195,308,000	USD	1,038,700	Standard Chartered Bank	6/15/20	$53,867	$—

USD	1,099,399	UGX	4,195,308,000	Standard Chartered Bank	6/15/20	6,833	—

MYR	133,790,000	USD	31,310,555	Barclays Bank PLC	6/16/20	—	(334,171)

USD	2,177,915	MYR	9,484,820	Barclays Bank PLC	6/16/20	—	(18,104)

USD	5,975,499	MYR	26,340,000	Barclays Bank PLC	6/16/20	—	(122,998)

USD	4,272,517	MYR	18,500,000	Goldman Sachs International	6/16/20	—	(10,786)

USD	2,291,476	MYR	10,000,000	Standard Chartered Bank	6/16/20	—	(23,823)

USD	8,278,806	THB	265,700,000	Standard Chartered Bank	6/16/20	66,678	—

PLN	56,303,000	EUR	12,390,966	BNP Paribas	6/17/20	—	(23,322)

TRY	8,839,835	USD	1,326,088	Citibank, N.A.	6/22/20	—	(78,432)

USD	36,603,379	TRY	246,084,517	Citibank, N.A.	6/22/20	1,870,953	—

USD	174,649	TRY	1,174,163	Citibank, N.A.	6/22/20	8,927	—

USD	1,952,178	TRY	14,100,000	Standard Chartered Bank	6/22/20	—	(37,899)

THB	74,849,000	USD	2,302,356	Standard Chartered Bank	6/24/20	11,070	—

EUR	13,078,253	PLN	60,500,000	Goldman Sachs International	6/25/20	—	(231,712)

UGX	4,679,050,000	USD	1,167,719	Citibank, N.A.	6/26/20	48,053	—

USD	1,223,281	UGX	4,679,050,000	Citibank, N.A.	6/26/20	7,509	—

USD	2,600,948	THB	86,263,026	Standard Chartered Bank	7/1/20	—	(65,293)

USD	14,700,298	THB	487,550,094	Standard Chartered Bank	7/1/20	—	(369,027)

UGX	4,788,440,000	USD	1,200,562	Standard Chartered Bank	7/2/20	42,091	—

USD	436,531	UGX	1,722,116,326	Standard Chartered Bank	7/2/20	—	(10,377)

EUR	17,492,775	PLN	80,500,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(205,023)

PLN	200,654,049	EUR	44,166,176	BNP Paribas	7/3/20	—	(107,478)

EUR	1,768,190	RSD	208,451,954	JPMorgan Chase Bank, N.A.	7/6/20	—	(2,810)

CZK	21,600,000	EUR	799,781	Goldman Sachs International	7/7/20	—	(3,455)

EUR	8,981,181	CZK	248,100,000	BNP Paribas	7/7/20	—	(185,463)

USD	1,344,381	CNH	9,565,000	Citibank, N.A.	7/8/20	—	(5,003)

USD	1,882,839	CNH	13,390,000	Citibank, N.A.	7/8/20	—	(6,156)

USD	1,674,618	CNH	11,910,000	Standard Chartered Bank	7/8/20	—	(5,586)

THB	1,752,255,862	USD	53,284,777	Standard Chartered Bank	7/10/20	875,167	—

THB	338,375,440	USD	10,289,741	Standard Chartered Bank	7/10/20	169,002	—

USD	31,688,847	ZAR	549,489,000	Standard Chartered Bank	7/20/20	2,263,333	—

USD	8,252,164	ZAR	126,725,999	Standard Chartered Bank	7/20/20	1,465,899	—

USD	5,149,218	ZAR	79,075,000	Standard Chartered Bank	7/20/20	914,698	—

ZAR	79,075,000	USD	4,560,302	Standard Chartered Bank	7/20/20	—	(325,781)

ZAR	126,725,999	USD	7,308,363	Standard Chartered Bank	7/20/20	—	(522,099)

ZAR	380,000,000	USD	21,844,475	Standard Chartered Bank	7/20/20	—	(1,495,214)

ZAR	169,489,000	USD	11,036,811	Standard Chartered Bank	7/20/20	—	(1,960,559)

EUR	3,084,915	RSD	363,804,000	Citibank, N.A.	7/24/20	—	(4,761)

EUR	115,462	RSD	13,619,864	HSBC Bank USA, N.A.	7/27/20	—	(202)

EUR	12,205,453	HUF	4,351,000,000	BNP Paribas	8/4/20	—	(109,139)

HUF	6,983,052,000	EUR	19,588,903	BNP Paribas	8/4/20	175,161	—

HUF	2,575,562,000	EUR	7,272,928	BNP Paribas	8/4/20	11,964	—

HUF	2,927,968,000	EUR	8,277,409	BNP Paribas	8/4/20	3,336	—

UGX	3,041,210,000	USD	762,208	Citibank, N.A.	8/10/20	16,756	—

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	784,221	UGX	3,041,210,000	Citibank, N.A.	8/10/20	$5,257	$—

UGX	10,761,176,000	USD	2,705,853	Standard Chartered Bank	8/14/20	47,656	—

USD	2,710,602	UGX	10,761,176,000	Standard Chartered Bank	8/14/20	—	(42,906)

MYR	13,000,000	USD	3,129,740	BNP Paribas	8/19/20	—	(125,839)

USD	15,265,185	MYR	63,407,000	BNP Paribas	8/19/20	613,776	—

USD	6,757,954	TRY	47,154,000	Standard Chartered Bank	2/26/21	621,143	—

USD	5,406,411	TRY	37,632,000	Standard Chartered Bank	2/26/21	508,831	—

USD	5,406,380	TRY	37,641,000	Standard Chartered Bank	2/26/21	507,629	—

USD	3,378,968	TRY	23,631,000	Standard Chartered Bank	2/26/21	303,535	—

USD	12,908	TRY	90,000	Standard Chartered Bank	2/26/21	1,195	—

						$12,951,351	$(9,924,349)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/19/20	COP	84,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$21,217,479	$3,233,332

5/19/20	COP	30,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	7,589,121	(11,450)

5/19/20	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	3,283,657	606,383

5/19/20	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	10,861,329	1,655,918

5/19/20	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,565,294	1,720,019

						$7,204,202

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	(14)	Short	6/15/20	$(1,459,609)	$(11,485)

10-Year USD Deliverable Interest Rate Swap	(71)	Short	6/15/20	(7,529,328)	18,305

U.S. 10-Year Treasury Note	(32)	Short	6/19/20	(4,450,000)	(184,500)

					$(177,680)

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	$6,746	$—	$6,746

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	51,648	—	51,648

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	271,498	—	271,498

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	242,033	—	242,033

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	904,136	—	904,136

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	849,647	—	849,647

BRL	28,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	(19,814)	—	(19,814)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	54,381	—	54,381

BRL	27,600	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/25	(433,854)	—	(433,854)

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	329,302	—	329,302

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,519,479	—	2,519,479

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	313,520	—	313,520

CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	301,491	—	301,491

CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	137,015	—	137,015

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	938,891	—	938,891

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	614,482	—	614,482

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	$119,063	$—	$119,063

CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	358,689	—	358,689

CLP	3,831,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	10/2/24	126,814	—	126,814

CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	185,367	—	185,367

CLP	6,884,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.28% (pays semi-annually)	3/2/25	278,107	—	278,107

CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	225,593	—	225,593

CLP	7,052,300	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.36% (pays semi-annually)	3/16/25	(316,409)	—	(316,409)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	130,680	—	130,680

CNY	358,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	2,794,431	—	2,794,431

CNY	68,996	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	468,571	—	468,571

CNY	103,494	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	705,879	—	705,879

CNY	34,498	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	228,882	—	228,882

CNY	27,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	153,506	—	153,506

CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	88,191	—	88,191

CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	309,679	—	309,679

CNY	42,410	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.92% (pays quarterly)	10/8/24	302,916	—	302,916

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	63,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.10% (pays quarterly)	11/15/24	$543,075	$—	$543,075

CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	712,967	—	712,967

CNY	105,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	573,328	—	573,328

CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	485,163	—	485,163

CZK	811,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	1,596,503	—	1,596,503

CZK	253,100	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	2/28/25	470,466	—	470,466

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	237,688	—	237,688

CZK	259,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/16/25	(307,483)	—	(307,483)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	(288,987)	—	(288,987)

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	1,841,181	—	1,841,181

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(307,294)	(31,022)	(338,316)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	882,019	—	882,019

HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	494,610	—	494,610

HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(46,538)	—	(46,538)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(207,510)	—	(207,510)

HUF	2,177,700	Pays	6-month HUF BUBOR (pays semi-annually)	1.22% (pays annually)	3/3/25	19,056	—	19,056

HUF	2,176,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	3/16/25	(27,661)	—	(27,661)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	(133,936)	—	(133,936)

MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	45,022	—	45,022

MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	23,572	—	23,572

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	16,232	—	16,232

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	$58,791	$—	$58,791

MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	7,168	—	7,168

MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	13,407	—	13,407

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	10,154	—	10,154

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	359,015	(12,797)	346,218

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	766,597	(3,383)	763,214

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,836,849	(10,012)	1,826,837

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,431,829	—	2,431,829

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	784,898	—	784,898

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(383,509)	—	(383,509)

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,353,027)	—	(1,353,027)

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,279,212)	—	(1,279,212)

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	669,358	(4,853)	664,505

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	1,131,976	—	1,131,976

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	82,669	—	82,669

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	668,654	—	668,654

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	$(282,685)	$—	$(282,685)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(505,772)	—	(505,772)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	145,924	—	145,924

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	845,428	(5,181)	840,247

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,158,279	(12,760)	1,145,519

MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	565,023	—	565,023

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	127,581	—	127,581

MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	412,755	—	412,755

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	223,321	—	223,321

PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	26,260	—	26,260

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	40,404	—	40,404

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	439,652	—	439,652

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	463,533	—	463,533

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	277,146	—	277,146

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	214,641	—	214,641

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	179,850	—	179,850

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	209,506	—	209,506

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	315,512	—	315,512

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	559,247	—	559,247

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	$406,558	$—	$406,558

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	169,786	—	169,786

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	271,186	—	271,186

PLN	40,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.73% (pays annually)	11/22/24	522,354	—	522,354

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	790,534	—	790,534

PLN	30,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.67% (pays annually)	2/26/25	364,790	—	364,790

PLN	44,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.64% (pays annually)	2/27/25	520,379	—	520,379

PLN	43,300	Pays	6-month PLN WIBOR (pays semi-annually)	1.37% (pays annually)	3/6/25	374,558	—	374,558

PLN	44,400	Receives	6-month PLN WIBOR (pays semi-annually)	1.35% (pays annually)	3/16/25	(373,445)	—	(373,445)

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(351,101)	—	(351,101)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	2,920,953	—	2,920,953

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	106,522	—	106,522

THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	256,413	—	256,413

THB	459,600	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	2/5/25	58,529	—	58,529

THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	39,941	—	39,941

THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	(110,486)	—	(110,486)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(120,144)	—	(120,144)

THB	458,500	Receives	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	3/17/25	(121,260)	—	(121,260)

THB	320,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	3/27/25	105,803	—	105,803

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	388,735	Pays	6-month THB Fixing Rate (pays semi-annually)	0.99% (pays semi-annually)	3/31/25	$75,550	$—	$75,550

USD	6,200	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(13,998)	—	(13,998)

USD	6,198	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(14,271)	—	(14,271)

USD	1,380	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(2,336)	—	(2,336)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/1/23	(13,408)	—	(13,408)

USD	3,181	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/2/23	(5,404)	—	(5,404)

USD	512	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/3/23	(876)	—	(876)

ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	205,326	—	205,326

ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	677,377	—	677,377

ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	1,374,600	—	1,374,600

ZAR	666,353	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	1,663,757	—	1,663,757

ZAR	149,940	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	336,942	—	336,942

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	103,635	—	103,635

ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	486,730	—	486,730

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(656,941)	—	(656,941)

ZAR	145,500	Receives	3-month ZAR JIBAR (pays quarterly)	7.07% (pays quarterly)	3/12/25	(402,178)	—	(402,178)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(155,330)	—	(155,330)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	450,185	—	450,185

ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	231,731	—	231,731

Total						$41,256,216	$(80,008)	$41,176,208

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,110,500

Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	3,935

Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	36,978

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	207,977

Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	224,421

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	437,727

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	253,088

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,175,562

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	550,108

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	74,575

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	536,482

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	447,702

Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	404,667

Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	609,226

Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(1,238,515)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	399,649

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	225,896

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	366,634

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	389,914

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	129,995

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	81,878

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	$297,475

Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	367,064

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	312,763

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	563,234

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	1,033,160

Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	892,129

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	266,011

Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,096,173

Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,137,635

Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	325,514

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	24,167

JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	17,916

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	153,217

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	78,977

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	79,045

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	196,572

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	159,880

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	161,514

JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	941,688

JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	514,386

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	$152,639

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	312,311

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	679,936

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	82,994

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	73,482

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	80,845

Standard Chartered Bank	MYR	54,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	519,722

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	997,902

							$18,946,750

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	3.19%	$(52,901)	$76,496	$23,595

Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	5.62	(228,817)	267,726	38,909

Total	$6,810				$(281,718)	$344,222	$62,504

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$9,506	$(2,424)	$7,082

South Africa	500	1.00% (pays quarterly)(1)	9/20/20	2,622	(597)	2,025

Total				$12,128	$(3,021)	$9,107

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	3.33%	$(75,743)	$61,459	$(14,284)

Total		$1,600				$(75,743)	$61,459	$(14,284)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(3,082,318)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(7,992,767)

				$(11,075,085)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $845,575,243)	$790,103,249

Affiliated investment, at value (identified cost, $215,378,232)	215,436,722

Cash	1,530,376

Deposits for derivatives collateral —

Centrally cleared derivatives	74,386,250

OTC derivatives	7,646,000

Foreign currency, at value (identified cost, $16,942,742)	17,195,526

Interest receivable	13,538,383

Dividends receivable from affiliated investment	62,283

Receivable for open forward foreign currency exchange contracts	12,951,351

Receivable for open swap contracts	20,185,265

Receivable for closed swap contracts	567,638

Receivable for open non-deliverable bond forward contracts	7,215,652

Total assets	$1,160,818,695

Liabilities

Cash collateral due to brokers	$7,646,000

Payable for investments purchased	313,194

Payable for variation margin on open financial futures contracts	3,342

Payable for variation margin on open centrally cleared derivatives	3,517,194

Payable for open forward foreign currency exchange contracts	9,924,349

Payable for open swap contracts	12,327,884

Upfront receipts on open non-centrally cleared swap contracts	61,459

Payable for open non-deliverable bond forward contracts	11,450

Payable to affiliates:

Investment adviser fee	578,140

Trustees’ fees	5,634

Accrued foreign capital gains taxes	597,945

Accrued expenses	1,543,908

Total liabilities	$36,530,499

Net Assets applicable to investors’ interest in Portfolio	$1,124,288,196

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $2,624,967)	$44,330,447

Dividends from affiliated investment	1,521,807

Total investment income	$45,852,254

Expenses

Investment adviser fee	$4,126,122

Trustees’ fees and expenses	34,081

Custodian fee	839,196

Legal and accounting services	46,310

Miscellaneous	54,490

Total expenses	$5,100,199

Net investment income	$40,752,055

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,342,907)	$(7,493,530)

Investment transactions — affiliated investment	(14,490)

Financial futures contracts	(862,407)

Swap contracts	2,311,749

Foreign currency transactions	(4,461,290)

Forward foreign currency exchange contracts	(55,077,185)

Non-deliverable bond forward contracts	(9,006,880)

Net realized loss	$(74,604,033)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $670,370)	$(84,188,074)

Investments — affiliated investment	43,719

Financial futures contracts	(187,672)

Swap contracts	22,534,143

Foreign currency	(433,745)

Forward foreign currency exchange contracts	(28,125,579)

Non-deliverable bond forward contracts	7,456,448

Net change in unrealized appreciation (depreciation)	$(82,900,760)

Net realized and unrealized loss	$(157,504,793)

Net decrease in net assets from operations	$(116,752,738)

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$40,752,055	$70,481,340

Net realized loss	(74,604,033)	(15,066,272)

Net change in unrealized appreciation (depreciation)	(82,900,760)	152,740,534

Net increase (decrease) in net assets from operations	$(116,752,738)	$208,155,602

Capital transactions —

Contributions	$237,190,390	$428,013,477

Withdrawals	(234,639,850)	(180,948,792)

Net increase in net assets from capital transactions	$2,550,540	$247,064,685

Net increase (decrease) in net assets	$(114,202,198)	$455,220,287

Net Assets

At beginning of period	$1,238,490,394	$783,270,107

At end of period	$1,124,288,196	$1,238,490,394

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.80	%(2)	0.78%	0.87	%(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)

Net investment income	6.36	%(2)	7.01%	7.22%		5.90%		5.94%		5.88%

Portfolio Turnover	33	%(5)	46%	52%		40%		73%		47%

Total Return	(7.68	)%(5)	23.15%	(9.33)%		8.23%		16.39%		(17.07)%

Net assets, end of period (000’s omitted)	$1,124,288		$1,238,490	$783,270		$617,181		$348,304		$280,052

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

(5)	Not annualized.

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 94.5%, 4.0%, 0.9% and 0.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

39

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship

40

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $4,126,122 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

41

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $278,233,756 and $316,064,747, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,065,309,709

Gross unrealized appreciation	$85,133,307

Gross unrealized depreciation	(110,051,038)

Net unrealized depreciation	$(24,917,731)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $22,325,142. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,823,571 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

42

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$12,128 *	$23,388,919 *	$49,509,390 *	$72,910,437

Receivable for open forward foreign currency exchange contracts	—	12,951,351	—	12,951,351

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	20,185,265	20,185,265

Receivable for open non-deliverable bond forward contracts	—	—	7,215,652	7,215,652

Total Asset Derivatives	$12,128	$36,340,270	$76,910,307	$113,262,705

Derivatives not subject to master netting or similar agreements	$12,128	$23,388,919	$49,509,390	$72,910,437

Total Asset Derivatives subject to master netting or similar agreements	$—	$12,951,351	$27,400,917	$40,352,268

Not applicable	$(281,718)*	$(47,695,636)*	$(8,430,854)*	$(56,408,208)

Payable for open forward foreign currency exchange contracts	—	(9,924,349)	—	(9,924,349)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(75,743)	—	(12,313,600)	(12,389,343)

Payable for open non-deliverable bond forward contracts	—	—	(11,450)	(11,450)

Total Liability Derivatives	$(357,461)	$(57,619,985)	$(20,755,904)	$(78,733,350)

Derivatives not subject to master netting or similar agreements	$(281,718)	$(47,695,636)	$(8,430,854)	$(56,408,208)

Total Liability Derivatives subject to master netting or similar agreements	$(75,743)	$(9,924,349)	$(12,325,050)	$(22,325,142)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

43

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$10,622,167	$(650,670)	$(9,843,785)	$—	$127,712	$—

Barclays Bank PLC	1,175,562	(475,273)	—	(580,000)	120,289	580,000

BNP Paribas	1,548,064	(1,137,062)	—	(411,002)	—	450,000

Citibank, N.A.	6,092,363	(1,415,650)	—	(3,676,000)	1,000,713	3,676,000

Credit Suisse International	746,417	—	—	(720,000)	26,417	720,000

Deutsche Bank AG	875,997	(75,743)	(790,484)	—	9,770	—

Goldman Sachs International	5,087,777	(5,087,777)	—	—	—	—

HSBC Bank USA, N.A.	24,167	(202)	—	—	23,965	—

JPMorgan Chase Bank, N.A.	2,303,195	(245,677)	—	(1,980,000)	77,518	1,980,000

Morgan Stanley & Co. International PLC	152,639	—	—	(152,639)	—	160,000

Nomura International PLC	1,075,241	—	(1,039,505)	(35,736)	—	80,000

Standard Chartered Bank	10,546,088	(6,571,317)	—	—	3,974,771	—

UBS AG	102,591	(102,591)	—	—	—	—

	$40,352,268	$(15,761,962)	$(11,673,774)	$(7,555,377)	$5,361,155	$7,646,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(650,670)	$650,670	$—	$—	$—	$—

Barclays Bank PLC	(475,273)	475,273	—	—	—	—

BNP Paribas	(1,137,062)	1,137,062	—	—	—	—

Citibank, N.A.	(1,415,650)	1,415,650	—	—	—	—

Deutsche Bank AG	(75,743)	75,743	—	—	—	—

Goldman Sachs International	(11,643,687)	5,087,777	6,555,910	—	—	—

HSBC Bank USA, N.A.	(202)	202	—	—	—	—

JPMorgan Chase Bank, N.A.	(245,677)	245,677	—	—	—	—

Standard Chartered Bank	(6,571,317)	6,571,317	—	—	—	—

UBS AG	(109,861)	102,591	—	—	(7,270)	—

	$(22,325,142)	$15,761,962	$6,555,910	$—	$(7,270)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$7,646,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

44

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(862,407)	(862,407)

Swap contracts	13,514	(1,919,806)	4,218,041	2,311,749

Forward foreign currency exchange contracts	—	(55,077,185)	—	(55,077,185)

Non-deliverable bond forward contracts	—	—	(9,006,880)	(9,006,880)

Total	$13,514	$(56,996,991)	$(5,651,246)	$(62,634,723)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(187,672)	(187,672)

Swap contracts	27,919	1,992,223	20,514,001	22,534,143

Forward foreign currency exchange contracts	—	(28,125,579)	—	(28,125,579)

Non-deliverable bond forward contracts	—	—	7,456,448	7,456,448

Total	$27,919	$(26,133,356)	$27,782,777	$1,677,340

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$12,888,000	$2,486,809,000	$66,433,000	$1,419,036,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

45

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $215,436,722, which represents 19.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$141,707,135	$615,351,462	$(541,651,104)	$(14,490)	$43,719	$215,436,722	$1,521,807	215,436,722

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$710,093,125	$—	$710,093,125

Foreign Corporate Bonds	—	18,165,358	—	18,165,358

Sovereign Loans	—	771,143	—	771,143

Short-Term Investments —

Foreign Government Securities	—	38,524,719	—	38,524,719

U.S. Treasury Obligations	—	22,548,904	—	22,548,904

Other	—	215,436,722	—	215,436,722

Total Investments	$—	$1,005,539,971	$—	$1,005,539,971

Forward Foreign Currency Exchange Contracts	$—	$36,340,270	$—	$36,340,270

Non-deliverable Bond Forward Contracts	—	7,215,652	—	7,215,652

Futures Contracts	18,305	—	—	18,305

Swap Contracts	—	69,688,478	—	69,688,478

Total	$18,305	$1,118,784,371	$—	$1,118,802,676

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(57,619,985)	$—	$(57,619,985)

Non-deliverable Bond Forward Contracts	—	(11,450)	—	(11,450)

Futures Contracts	(195,985)	—	—	(195,985)

Swap Contracts	—	(20,905,930)	—	(20,905,930)

Total	$(195,985)	$(78,537,365)	$—	$(78,733,350)

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

51

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020